Property and equipment - Additional information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) engine	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about property and equipment [line items]
Sale and Leaseback	R$ 16,224	R$ 0	R$ 0
Contractual modifications	(5,701,928)
Result from modification of lease contracts	(902,888)	R$ 0	R$ 0
Cost
Disclosure of detailed information about property and equipment [line items]
Write-off of right of use (leased property and equipment)	R$ (4,799,040)
Aircraft Engines
Disclosure of detailed information about property and equipment [line items]
Sale and leaseback transactions, number of property, plant and equipment | engine	5
Sale and Leaseback	R$ 17,104